UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 19.7%
Consumer Discretionary 2.9%
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	1,596,000	1,699,509
DaimlerChrysler NA Holding Corp., Series E, 5.679% *, 10/31/2008	1,081,000	1,086,179
Viacom, Inc., 144A, 5.75%, 4/30/2011	1,185,000	1,162,917

		3,948,605
Energy 0.3%
Enterprise Products Operating LP, 7.5%, 2/1/2011	300,000	316,775
Financials 11.0%
American Express Credit Corp., Series C, 5.529% *, 6/16/2011	1,280,000	1,280,730
American General Finance Corp., 2.75%, 6/15/2008	418,000	398,030
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	404,000	395,599
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	585,000	589,438
Duke Capital LLC, 4.331%, 11/16/2006	775,000	771,597
Erac Usa Finance Co., 144A, 5.735% *, 4/30/2009	1,389,000	1,390,401
First Union National Bank, 7.125%, 10/15/2006	967,000	969,551
General Electric Capital Corp., Series A, 5.31%, 2/1/2011	1,700,000	1,675,578
Hartford Financial Services Group, Inc., 5.55%, 8/16/2008	740,000	740,391
ILFC E-Capital Trust I, 144A, 5.9%, 12/21/2065 (a)	800,000	791,538
PNC Funding Corp., 5.75%, 8/1/2006	2,949,000	2,949,000
Popular North America, Inc., Series F, 5.2%, 12/12/2007	617,000	611,909
Residential Capital Corp., 144A, 7.337% *, 4/17/2009	1,600,000	1,598,219
Sovereign Bancorp, Inc., 144A, 4.8%, 9/1/2010	1,079,000	1,041,893

		15,203,874
Information Technology 0.5%
Dun & Bradstreet Corp., 5.5%, 3/15/2011	719,000	714,908
Telecommunication Services 1.1%
AT&T, Inc., 4.125%, 9/15/2009	1,600,000	1,533,099
Utilities 3.9%
Ameren Corp., 4.263%, 5/15/2007	435,000	430,513
CC Funding Trust I, 6.9%, 2/16/2007	505,000	508,072
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	180,000	182,501
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008	650,000	657,877
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	635,000	636,598
Northeast Utilities, Series B, 3.3%, 6/1/2008	885,000	848,221
PSI Energy, Inc., 7.85%, 10/15/2007	810,000	830,604
Public Service Co. of New Mexico, 4.4%, 9/15/2008	650,000	633,527
Xcel Energy, Inc., 3.4%, 7/1/2008	725,000	695,598

		5,423,511

Total Corporate Bonds (Cost $27,465,081)		27,140,772
Foreign Bonds - US$ Denominated 6.3%
Financials 4.7%
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	401,000	430,517
Deutsche Telekom International Finance BV, 5.375%, 3/23/2011	1,380,000	1,351,571
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,305,000	1,271,519
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	850,000	894,625
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,325,000	1,332,380

Pemex Finance Ltd., “A1”, Series 2000-1, 9.03%, 2/15/2011	584,250	621,513
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	572,000	632,748

		6,534,873
Industrials 0.6%
Tyco International Group SA, 6.75%, 2/15/2011	736,000	767,068
Telecommunication Services 1.0%
Telecom Italia Capital:
4.0%, 1/15/2010	918,000	864,051
6.2%, 7/18/2011	514,000	517,745

		1,381,796

Total Foreign Bonds - US$ Denominated (Cost $8,776,236)		8,683,737
Asset Backed 9.4%
Automobile Receivables 1.3%
GS Auto Loan Trust, “A4”, Series 2003-1, 2.716%, 6/15/2010	302,376	299,730
LAI Vehicle Lease Securitization Trust, “A”, Series 2005-A, 144A, 4.56%, 11/15/2012	873,794	859,848
MMCA Automobile Trust:
“A4”, Series 2002-4, 3.05%, 11/16/2009	209,339	208,128
“B”, Series 2002-2, 4.67%, 3/15/2010	322,936	320,862
“B”, Series 2002-1, 5.37%, 1/15/2010	88,898	88,646

		1,777,214
Home Equity Loans 8.1%
Advanta Mortgage Loan Trust, “A6”, Series 2000-2, 7.72%, 3/25/2015	71,588	71,916
Asset Backed Funding Corp. NIM Trust, “N2”, Series 2005-0P1A, 144A, 6.0%, 9/26/2035	775,000	747,306
Chase Funding Mortgage Loan Asset-Backed Certificates, “1A3”, Series 2003-6, 3.34%, 5/25/2026	1,197,188	1,173,004
Citifinancial Mortgage Securities, Inc., “AF2”, Series 2004-1, 2.645%, 4/25/2034	875,000	840,826
First Franklin Mortgage Loan NIM, “A”, Series 2005-FFH2, 144A, 4.75%, 4/27/2035	126,002	125,377
Master ABS NIM Trust, “N1”, Series 2005-CI8A, 144A, 4.702%, 2/26/2035	738,714	737,964
Merrill Lynch Mortgage Investors Trust, “A1A”, Series 2005-NCB, 5.451%, 7/25/2036	360,001	357,949
Merrill Lynch Mortgage Investors, Inc., “N1”, Series 2005-NC1N, 144A, 5.0%, 10/25/2035	127,706	127,136
New Century Home Equity Loan Trust, “A2”, Series 2005-A, 4.461%, 8/25/2035	730,000	721,638
Renaissance Home Equity Loan Trust:
“AF3”, Series 2005-2, 4.499%, 8/25/2035	1,088,000	1,066,275
“AF2”, Series 2005-3, 4.723%, 11/25/2035	1,155,000	1,139,990
Residential Asset Mortgage Products, Inc.:
“A3”, Series 2003-RZ5, 3.8%, 7/25/2030	158,836	158,153
“AI2”, Series 2004-RS7, 4.0%, 9/25/2025	116,549	116,052
“AI3”, Series 2004-RS4, 4.003%, 1/25/2030	587,323	584,652
“AI5”, Series 2003-RS9, 4.99%, 3/25/2031	803,487	799,054
Sail Net Interest Margin Notes, “A”, Series 2005-6A, 144A, 4.75%, 7/27/2035	638,209	635,299
Securitized Asset Backed NIM Trust, “NIM”, Series 2005-FR4, 144A, 6.0%, 1/25/2036	553,159	550,142
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	322,639	321,390
Wells Fargo Home Equity Trust, “AI2”, Series 2004-2, 3.45%, 6/25/2019	890,000	881,272

		11,155,395

Total Asset Backed (Cost $12,964,509)		12,932,609
	Shares	Value ($)

Preferred Stocks 1.1%
Wachovia Capital Trust III, 5.8%	1,035,000	1,018,231
ZFS Finance USA Trust I, 144A, 6.15% (a)	500,000	485,522

Total Preferred Stocks (Cost $1,515,544)		1,503,753

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 1.2%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 1/1/2008 until 3/1/2010	352,510	349,181
6.0%, with various maturities from 10/1/2008 until 11/1/2009	93,958	93,573
7.0%, 3/1/2013	165,731	168,572
Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 7/1/2016	1,004,799	1,009,450
8.0%, 4/1/2007	2,983	2,996
8.5%, 10/1/2010	25,073	25,114

Total US Government Agency Sponsored Pass-Throughs (Cost $1,688,370)		1,648,886
Commercial and Non-Agency Mortgage-Backed Securities 32.3%
ABN AMRO Mortgage Corp., “A5”, Series 2003-4, 4.75%, 3/25/2033	588,373	581,881
American Home Mortgage Investment Trust, “5A3”, Series 2005-2, 5.077%, 9/25/2035	770,000	757,947
Banc of America Commercial Mortgage, Inc., “A1A”, Series 2000-1, 7.109%, 11/15/2031	1,254,498	1,270,336
Banc of America Mortgage Securities, “2A2”, Series 2003-1, 5.25%, 2/25/2018	600,220	593,934
Bear Stearns Adjustable Rate Mortgage Trust:
“2A3”, Series 2005-4, 4.45% *, 8/25/2035	595,000	573,862
“A1”, Series 2006-1, 4.625% *, 2/25/2036	2,770,039	2,690,671
Cendant Mortgage Corp.:
“A6”, Series 2003-1, 5.5%, 2/25/2033	145,049	144,065
“A5”, Series 2003-1, 5.5%, 2/25/2033	850,361	844,386
Chase Mortgage Finance Corp., “2A1”, Series 2004-S3, 5.25%, 3/25/2034	536,083	531,227
Citicorp Mortgage Securities, Inc.:
“1A1”, Series 2003-5, 5.5%, 4/25/2033	418,980	416,625
“1A1”, Series 2004-8, 5.5%, 10/25/2034	1,227,077	1,219,771
Citigroup Mortgage Loan Trust, Inc.:
“1A2”, Series 2006-AR2, 5.559%*, 3/25/2036	2,159,385	2,147,384
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	848,331	857,875
Countrywide Alternative Loan Trust:
“1A1”, Series 2004-2CB, 4.25%, 3/25/2034	718,069	700,639
“A2”, Series 2003-6T2, 5.0%, 6/25/2033	715,005	707,599
“2A1”, Series 2004-28CB, 5.0%, 1/25/2035	505,582	497,685
“A2”, Series 2004-29CB, 5.0%, 1/25/2035	573,006	562,825
“A2”, Series 2002-18, 5.25%, 2/25/2033	1,012,284	994,994
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	551,602	544,824
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	184,836	183,605
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	657,618	656,089
“A4”, Series 2002-11, 6.25%, 10/25/2032	438,730	436,702
Countrywide Home Loans:
“A15”, Series 2002-34, 4.75%, 1/25/2033	836,164	819,229
“A2”, Series 2004-19, 5.25%, 10/25/2034	1,000,000	993,222
“2A17”, Series 2004-13, 5.75%, 8/25/2034	1,333,157	1,323,239
DLJ Commercial Mortgage Corp.:
“A1B”, Series 1998-CF1, 6.41%, 2/18/2031	789,321	796,329
“A1A”, Series 1999-CG2, 6.88%, 6/10/2032	304,720	305,593
Fisrt Horizon Mortgage Pass-Through Trust, “1A1”, Series 2003-5, 5.25%, 4/25/2022	1,157,323	1,148,887
GMAC Commercial Mortgage Securities, Inc.:
“C”, Series 1998-C1, 6.806%, 5/15/2030	375,000	382,486
“A3”, Series 1997-C1, 6.869%, 7/15/2029	1,446,442	1,457,767
“D”, Series 1997-C1, 6.997%, 7/15/2029	1,010,000	1,022,642
GSAA Home Equity Trust, “AF3”, Series 2004-NC1, 3.519%, 11/25/2033	540,143	532,416
JPMorgan Commercial Mortgage Finance Corp., “C”, Series 1997-C5, 7.239%, 9/15/2029	1,625,000	1,662,272
Master Asset Securitization Trust, “2A1”, Series 2004-4, 5.0%, 4/25/2034	957,096	941,667
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	110,000	105,497
Mortgage Capital Funding, Inc.:
“B”, Series 1998-MC1, 6.779%, 3/18/2030	1,180,000	1,196,884

“F”, Series 1997-MC2, 144A, 7.214%, 11/20/2027	735,000	746,425
Nationslink Funding Corp., “B”, Series 1998-2, 6.795%, 8/20/2030	1,115,000	1,140,009
Residential Accredit Loans, Inc.:
“A6”, Series 2002-QS19, 5.125%, 12/25/2032	1,144,854	1,135,109
“1A1”, Series 2004-QS16, 5.5%, 12/25/2034	915,328	904,216
“A2”, Series 2006-QS4, 6.0%, 4/25/2036	1,249,957	1,245,565
Residential Asset Mortgage Products, Inc., “A4”, Series 2003-RZ4, 4.04%, 12/25/2030	860,000	843,559
Residential Asset Securitization Trust:
“2A1”, Series 2003-A15, 5.25%, 2/25/2034	606,035	600,094
“A1”, Series 2004-A1, 5.25%, 4/25/2034	637,372	627,054
Residential Funding Mortgage Security I, “A2”, Series 2003-S3, 5.25%, 2/25/2018	796,617	791,120
TIAA Real Estate CDO Ltd.:
“A3”, Series 2001-C1A, 144A, 6.56%, 6/19/2026	551,303	558,125
“A”, Series 1999-1, 144A, 7.17%, 1/15/2032	508,869	512,888
Washington Mutual, “2A1”, Series 2002-S8, 4.5%, 1/25/2018	524,435	520,126
Washington Mutual MSC Mortgage Pass-Through Certificate, “2A6”, Series 2002-MS9, 5.25%, 12/25/2017	938,517	923,357
Wells Fargo Mortgage Backed Securities Trust:
“1A22”, Series 2003-3, 5.0%, 4/25/2033	192,389	191,334
“2A5”, Series 2006-AR2, 5.092% *, 3/25/2036	2,408,349	2,373,325
“1A3”, Series 2006-6, 5.75%, 5/25/2036	906,193	901,482

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $45,223,064)		44,616,844
Municipal Bonds and Notes 6.0%
California, Statewide Communities Development Authority Revenue, Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (b)	1,508,000	1,475,427
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	15,000	15,019
Los Angeles County, CA, Pension Obligation, Series D, 6.92%, 6/30/2007 (b)	500,000	506,760
Mission, KS, General Obligation, Series 2, 5.5%, 6/1/2008	1,500,000	1,497,630
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 2.85%, 7/1/2007 (b)	865,000	845,269
New Orleans, LA, Finance Authority Revenue, 5.8% **, 7/15/2021	915,000	915,000
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	10,000	10,150
Toms River, NJ, School District, Refunding Taxable Regional Schools, 3.286%, 7/15/2007 (b)	620,000	607,805
Washington, Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 2.0%, 10/1/2006 (b)	2,405,000	2,391,676
Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	60,000	59,789

Total Municipal Bonds and Notes (Cost $8,414,222)		8,324,525
Collateralized Mortgage Obligations 5.3%
Fannie Mae Whole Loan, “A2”, Series 2004-W3, 3.75%, 5/25/2034	992,021	980,056
Federal Home Loan Mortgage Corp.:
“MH”, Series 2660, 3.5%, 5/15/2018	197,274	196,112
“PN”, Series 2544, 4.5%, 3/15/2026	750,005	740,750
“HG”, Series 2543, 4.75%, 9/15/2028	176,795	174,669
“WJ”, Series 2557, 5.0%, 7/15/2014	1,126,544	1,117,345
“N”, Series 2141, 5.55%, 11/15/2027	524,658	523,590
“QE”, Series 2113, 6.0%, 11/15/2027	270,831	271,538
“PE”, Series 2123, 6.0%, 12/15/2027	157,069	157,520
“I”, Series 128, 6.5%, 2/15/2021	901	897
“LA”, Series 1343, 8.0%, 8/15/2022	317,313	318,557
Federal National Mortgage Association:
“GU”, Series 2003-63, 4.0%, 7/25/2033	488,255	477,021
“AY”, Series 2004-45, 4.5%, 12/25/2018	307,971	305,919
“PC”, Series 2003-33, 4.5%, 3/25/2027	583,069	580,185

	“OC”, Series 2002-73, 5.0%, 4/25/2014	714,922	709,924
	“LA”, Series 2002-50, 5.0%, 12/25/2029	155,749	155,034
	“A2”, Series 1998-M6, 6.32%, 8/15/2008	612,541	619,565
	“TP”, Series 2002-65, 7.0%, 3/25/2031	19,367	19,425

Total Collateralized Mortgage Obligations (Cost $7,667,793)			7,348,107
	Government National Mortgage Association 1.1%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $1,569,442)		1,491,599	1,516,778
	US Treasury Obligations 16.4%
US Treasury Notes:
	3.625%, 4/30/2007	9,041,000	8,940,347
	4.0%, 8/31/2007	3,401,000	3,361,542
	4.5%, 2/28/2011 (a)	10,560,000	10,383,035
Total US Treasury Obligations (Cost $22,657,740)			22,684,924
		Shares	Value ($)

	Securities Lending Collateral 5.3%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $7,356,433)		7,356,433	7,356,433
	Cash Equivalents 2.8%
Cash Management QP Trust, 5.3% (e) (Cost $3,869,198)		3,869,198	3,869,198
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 149,167,632)		106.9	147,626,566
Other Assets and Liabilities, Net		(6.9)	(9,514,188)

Net Assets		100.0	138,112,378

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rates as of July 31, 2006.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2006.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $7,240,708 which is 5.2% of net assets.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.0
Financial Security Assurance, Inc.	0.4
MBIA Corporation	2.5

(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006